FINANCIAL RISK FACTORS	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK FACTORS
FINANCIAL RISK FACTORS

16. FINANCIAL RISK FACTORS

(a) Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits from the asset’s highest and best use or by selling it to another market participant that would utilize the asset in its highest and best use.

The Company uses valuation techniques that are considered to be appropriate in the circumstances and for which there is sufficient data with unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy. This is described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 inputs are quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2 inputs are observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability that reflect the reporting entity’s own assumptions and are not based on observable market data.

There were no transfers between levels in the hierarchy. For financial assets and liabilities not measured at fair value, their carrying value is considered to approximate fair value due to their market terms.

The carrying values of cash, deposits, accounts receivables, trade payables, accrued liabilities, accrued interest payable, and purchase consideration payable approximate their fair values because of the short-term nature of these financial instruments. Long-term debt is recorded at amortized cost.

The following table summarizes the fair value hierarchy for the Company’s financial assets and liabilities that are re-measured at their fair values periodically:

December 31, 2021	Level 1	Level 2	Level 3	Total
Financial Liabilities
Contingent consideration	$–	$–	$185,521,950	$185,521,950

December 31, 2020
Financial Liabilities
Contingent consideration	$–	$–	$22,961,411	$22,961,411

16. FINANCIAL RISK FACTORS (Continued)

(a) Fair value (continued)

The following table summarizes the inputs used to value the contingent consideration in the table above:

Equity Volatility	52.4% - 53.13%
Revenue Volatility	26.60%
Risk-free rate	0.47% - 0.56%
Revenue RMRP	12.07%
Credit Risky Rate	10.50%
Discount Rate	8.40%

The Company is exposed to credit risk, liquidity risk, and interest rate risk. The Company’s management oversees the management of these risks. The Company’s management is supported by the members of the Board of Directors that advise on financial risks and the appropriate financial risk governance framework for the Company. The Company’s financial risk activities are governed by policies and procedures and financial risks are identified, measured, and managed in accordance with the Company’s policies and the Company’s risk appetite.

(b) Credit risk

Credit risk is the risk of unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash, deposits, and accounts receivable. To address its credit risk arising from cash and deposits, the Company ensures to keep these balances with reputable financial institutions. As of December 31, 2021, and 2020, substantially all of cash is estimated to be exposed to credit risks. The components of accounts receivable as of December 31, 2021, and 2020, were:

	0-30 days	31-90 days	Over 90 days	Total
Balance, as of December 31, 2021	$4,940,734	$1,649,187	$822,985	$7,412,906
Balance, as of December 31, 2020	2,995,368	469,033	–	3,464,401

(c) Liquidity risk

Liquidity risk is the risk that the Company is unable to generate or obtain sufficient cash in a cost-effective manner to fund its obligations as they come due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. The Company manages liquidity risk through maintaining sufficient funds on hand and continuously monitoring forecast and actual cash flows. Refer to Notes 8 and 11 for future lease and debt commitments. The Company has the following gross obligations as of December 31, 2021, which are expected to be payable:

	Less than 1 year	1-5 years	> 5 years	Total
Trade payables and accrued liabilities	$59,706,915	$–	$–	$59,706,915
Lease obligations	25,874,560	89,982,691	189,752,775	305,610,026
Purchase consideration	811,586	–	–	811,586
Income tax payable	28,914,949	–	–	28,914,949
Debt Payable	8,111,723	126,696,865	–	134,808,588
Contingent consideration	10,000,000	42,500,000	–	52,500,000
Senior secured notes	–	243,250,000	–	243,250,000
Accrued interest payable	7,541,634	3,451,016	–	10,992,650
	$140,961,367	$505,880,572	$189,752,775	836,594,714

16. FINANCIAL RISK FACTORS (Continued)

(d) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash and long-term debts. Cash and deposits bear interest at market rates. The Company’s debts have fixed rates of interest. The Company does not use any derivative instruments to hedge against interest rate risk and believes that the change in interest rates will not have a significant impact on its financial results.

(e) Currency risk

The operating results and financial position of the Company are reported in United States dollars. As the Company operates in an international environment, some of the Company’s financial instruments and transactions are denominated in currencies other than the United States dollar. The results of the Company’s operations are subject to currency transaction and translation risks.

As of December 31, 2021 and 2020, the Company had no hedging agreements in place with respect to foreign exchange rates. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time. The Company believes that a change in exchange rates will not have a significant impact on financial results. The Company performed a sensitivity analysis on the conversion rate applied to Canadian balances:

	Value at year end			Effect on fair value, as at
	Dr (Cr.)			December 31, 2021
Balance sheet account	CDN $	Conversion rate	Sensitivity	$
Cash	52,084,128	0.7825	Increase / Decrease 1%	407,558